UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       11-7-05
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     157
                                            -------------------------

Form 13F Information Table Value Total:     $429,368
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105 5845      79675  SH        SOLE           79675
Alliant Techsystems Inc.       com 018804104 1806      24200  SH        SOLE           24200
Alltel Corporation             com 020039103 3189      48975  SH        SOLE           48975
American International Group   com 026874107 4529      73100  SH        SOLE           73100
American Science & Engineering com 029429107 2492      38000  SH        SOLE           38000
American Pacific Corporation   com 028740108  237      40000  SH        SOLE           40000
Ametek Inc.                    com 031100100 1684      39200  SH        SOLE           39200
Anadarko Petroleum Corporation com 032511107 3121      32600  SH        SOLE           32600
Applied Signal Technology      com 038237103 2289     120000  SH        SOLE           120000
Automatic Data Processing,Inc. com 053015103 3324      77240  SH        SOLE           77240
BB&T Corporation               com 066821109 2538      65000  SH        SOLE           65000
Balchem Corporation            com 057665200 1859      67500  SH        SOLE           67500
Beckman Coulter, Inc.          com 075811109 3438      63700  SH        SOLE           63700
Bed Bath and Beyond Inc.       com 075896100 1740      43300  SH        SOLE           43300
Berkshire Hathaway CLB         com 084670207 1330        487  SH        SOLE           487
Black & Decker Corp.           com 091797100  870      10600  SH        SOLE           10600
Biomet, Inc.                   com 090613100 1923      55400  SH        SOLE           55400
Briggs & Stratton Corp.        com 109043109  284       8200  SH        SOLE           8200
Brookstone Inc.                com 114537103 1550      77729  SH        SOLE           77729
Brown & Brown,Inc.             com 115236101 2147      43200  SH        SOLE           43200
Brunswick Corporation          com 117043109  490      13000  SH        SOLE           13000
Caterpillar Inc.               com 149123101 5328      90700  SH        SOLE           90700
C.R. Bard, Inc.                com 067383109 1987      30100  SH        SOLE           30100
Century Telephone Enterprises  com 156700106 1749      50000  SH        SOLE           50000
Champion Enterprises, Inc.     com 158496109  770      52100  SH        SOLE           52100
Chattem, Inc.                  com 162456107 2939      82800  SH        SOLE           82800
Christopher & Banks Corp.      com 171046105 3507     252900  SH        SOLE           252900
Citigroup Inc.                 com 172967101  264       5816  SH        SOLE           5816
Clarcor Inc.                   com 179895107 1959      68200  SH        SOLE           68200
Coach Inc.                     com 189754104  887      28300  SH        SOLE           28300
Comerica Inc.                  com 200340107  477       8100  SH        SOLE           8100
Core Laboratories N.V.         com N22717107 7929     245800  SH        SOLE           245800
Countrywide Financial
  Corporation                  com 222372104  983      29800  SH        SOLE           29800
Courier Corporation            com 222660102  374      10000  SH        SOLE           10000
Craftmade International,Inc.   com 22413E10410706     595800  SH        SOLE           595800
Diamond Offshore Drilling, Inc.com 25271C102 1598      26100  SH        SOLE           26100
Diebold Incorporated           com 253651103 2667      77400  SH        SOLE           77400
Dollar Tree Stores, Inc.       com 25674710610692     493850  SH        SOLE           493850
Donaldson Company, Inc.        com 257651109 1874      61400  SH        SOLE           61400
Dover Corporation              com 260003108 1750      42900  SH        SOLE           42900
Duke Realty Corporation        com 264411505 1253      37000  SH        SOLE           37000
Emerson Electric Co.           com 291011104 1150      16019  SH        SOLE           16019
Ethan Allen Interiors Inc.     com 297602104  166       5300  SH        SOLE           5300
Engineered Support System      com 292866100  821      20000  SH        SoLE           20000
Everest Re Group, Ltd.         com 012268483 5012      51200  SH        SOLE           51200
Excelon Corporation            com 30161n101 1443      27000  SH        SOLE           27000
Expeditors International       com 302130109 1624      28600  SH        SOLE           28600
Exxon Mobil Corporation        com 302290101 7854     123603  SH        SOLE           123603
FPL Group, Inc.                com 302571104 1342      28200  SH        SOLE           28200
FactSet Research Systems Inc.  com 303075105 2097      59500  SH        SOLE           59500
Fargo Electronics, Inc.        com 30744p10214579     834500  SH        SOLE           834500
First Data Corporation         com 319963104 6030     150750  SH        SOLE           150750
Fleetwood Enterprises Inc.     com 339099103  504      41000  SH        SOLE           41000
Fortune Brands Inc.            com 349631101 2741      33700  SH        SOLE           33700
Franklin Electric              com 353514102 2082      50300  SH        SOLE           50300
Furniture Brands International com 360921100  593      32900  SH        SOLE           32900
Gallagher & Co., (Arthur J.)   com 363576109 2835      98400  SH        SOLE           98400
Garmin Ltd.                    com g37260109 1709      25200  SH        SOLE           25200
General Dynamics Corporation   com 36955010812736     106540  SH        SOLE           106540
Gentex Corporation             com 371901109 2871     165000  SH        SOLE           165000
Genuine Parts Company          com 372460105 3389      79000  SH        SOLE           79000
Graco Inc.                     com 384109104 6719     196000  SH        SOLE           196000
H & R Block, Inc.              com 093671105  115       4800  SH        SOLE           4800
Harley Davidson, Inc.          com 412822108 4921     101600  SH        SOLE           101600
Harris Corporation             com 413875105 1776      42500  SH        SOLE           42500
Health Care Property           com 421915109 2043      75700  SH        SOLE           75700
Henry Schein Inc.              com 806407102  426      10000  SH        SOLE           10000
Hibbett Sporting Goods, Inc.   com 428565105 1180      53025  SH        SOLE           53025
Hillenbrand Industries, Inc.   com 431573104  254       5400  SH        SOLE           5400
Home Depot, Inc.               com 437076102  442      11605  SH        SOLE           11605
Host Marriott Corp.            com 44107P104  376      22300  SH        SOLE           22300
Huntington Bancshares Inc.     com 446150104  337      15000  SH        SOLE           15000
I. Gordon Corporation          com 382784106  330      16499  SH        SOLE           16499
Input/Output, Inc.             com 45765210510695    1340300  SH        SOLE           1340300
Integrated Circuit Systems, In com 45811k208 1754      85000  SH        SOLE           85000
ITT Industries, Inc.           com 450911102  874       7700  SH        SOLE           7700
Johnson & Johnson              com 478160104  208       3292  SH        SOLE           3292
Johnson Controls, Inc.         com 478366107 2711      43700  SH        SOLE           43700
Jones Apparel Group Inc.       com 480074103 3802     133425  SH        SOLE           133425
K-Swiss Inc. - Class A         com 482686102  594      20100  SH        SOLE           20100
Kellogg Corporation            com 487836108 2149      46600  SH        SOLE           46600
Kimberly Clark Corp.           com 316773100  211       3550  SH        SOLE           3550
Landauer, Inc.                 com 51476k103  490      10000  SH        SOLE           10000
Landstar System, Inc.          com 515098101  941      23500  SH        SOLE           23500
Layne Christensen Company      com 521050104 1896      80500  SH        SOLE           80500
Leggett & Platt, Inc.          com 524660107 6842     338700  SH        SOLE           338700
Leucadia National Corporation  com 527288104  640      14850  SH        SOLE           14850
Lexmark International, Inc.    com 529771107 1871      30650  SH        SOLE           30650
Lifetime Brands Inc.           com 53222q10319589     729868  SH        SOLE           729868
Lincare Holdings Inc.          com 532791100 4265     103900  SH        SOLE           103900
MBIA Inc.                      com 55262C100  424       7000  SH        SOLE           7000
Mackinac Financial Corporation com 554571109  395      37500  SH        SOLE           37500
Manor Care, Inc.               com 564055101 6230     162200  SH        SOLE           162200
Maritrans Inc.                 com 570363101  800      25000  SH        SOLE           25000
Masco Corporation              com 574599106  306      10000  SH        SOLE           10000
Matthews International Corp.   com 577128101  283       7500  SH        SOLE           7500
McCormick & Co. Inc.           com 579780206 1912      58600  SH        SOLE           58600
Meadowbrook Insurance          com 58319p108 1217     217400  SH        SOLE           217400
Merck & Co., Inc.              com 589331107  191       7006  SH        SOLE           7006
Mettler-Toledo Intl Inc.       com 592688105 1922      37700  SH        SOLE           37700
Mine Safety Appliances Company com 602720104 8208     212100  SH        SOLE           212100
Mohawk Industries Inc.         com 60819010410623     132380  SH        SOLE           132380
Mylan Laboratories             com 628530107 5880     305300  SH        SOLE           305300
National City Corporation      com 635405103 2381      71200  SH        SOLE           71200
National Dentex Corporation    com 63563h109 1537      75000  SH        SOLE           75000
National Fuel Gas              com 636180101  513      15000  SH        SOLE           15000
Neogen Corporation             com 640491106 3832     212878  SH        SOLE           212878
Newell Rubbermaid Inc.         com 651229106 1178      52000  SH        SOLE           52000
Nobel Learning
  Communities, Inc.            com 654889104  308      32500  SH        SOLE           32500
North Fork Bancorporation, Inc.com 659424105 9126     357900  SH        SOLE           357900
Occidental Petroleum Corp.     com 674599105 1956      22900  SH        SOLE           22900
PICO Holdings, Inc.            com 693366205  910      25900  SH        SOLE           25900
Patterson Companies Inc.       com 703395103 1673      41800  SH        SOLE           41800
Patterson-UTI Energy, Inc.     com 703414102 1138      31550  SH        SOLE           31550
Pharmaceutical Holdings, Inc.  com 71712a206  281       4000  SH        SOLE           4000
Pinnacle West Capital Corp.    com 723484101  529      12000  SH        SOLE           12000
Pioneer Natural Resources Co.  com 723787107 2191      39900  SH        SOLE           39900
Plum Creek Timber Company, Inc.com 729251108  709      18700  SH        SOLE           18700
Polaris Industries Inc.        com 731068102 4999     100900  SH        SOLE           100900
ProQuest Company               com 74346P102 4532     125200  SH        SOLE           125200
Pulte Homes Inc.               com 745867101 4804     111950  SH        SOLE           111950
RC2 Corporation                com 749388104 1519      45000  SH        SOLE           45000
Rockwell Collins, Inc.         com 774341101  498      10300  SH        SOLE           10300
Ross Stores, Inc.              com 778296103 6149     259450  SH        SOLE           259450
RPM International, Inc.        com 749685103 1104      60000  SH        SOLE           60000
SEI Investments Co.            com 784117103 1875      49900  SH        SOLE           49900
SEMCO Energy, Inc.             com 78412d109 2471     375000  SH        SOLE           375000
STERIS Corporation             com 859152100 4304     180900  SH        SOLE           180900
Schering-Plough                com 806605101  550      26150  SH        SOLE           26150
Sherwin Williams Co.           com 824348106  529      12000  SH        SOLE           12000
Simpson Manufacturing Co., Inc.com 829073105 5871     150000  SH        SOLE           150000
Sparton Corp.                  com 847235108 2209     222983  SH        SOLE           222983
Stericycle, Inc.               com 858912108 1143      20000  SH        SOLE           20000
Strattec Security Corporation  com 863111100 1283      24754  SH        SOLE           24754
Stryker Corp.                  com 863667101  771      15600  SH        SOLE           15600
Student Loan Corporation       com 86390210210690      45130  SH        SOLE           45130
Superior Uniform Group Inc.    com 868358102 1032      80000  SH        SOLE           80000
Synovus Financial Corp.        com 87161c105 1388      50100  SH        SOLE           50100
Teleflex Inc.                  com 879369106 1865      26500  SH        SOLE           26500
Tetra Tech, Inc.               com 88162g103  171      10200  SH        SOLE           10200
The Goldman Sachs Group, Inc.  com 38141G104  595       4900  SH        SOLE           4900
The Ryland Group, Inc.         com 783764103   75       1100  SH        SOLE           1100
The Southern Company           com 842587107  592      16550  SH        SOLE           16550
The Stanley Works              com 854616109  560      12000  SH        SOLE           12000
The Toro Company               com 891092108  863      23500  SH        SOLE           23500
Thor Industries, Inc.          com 88516010116010     470900  SH        SOLE           470900
Toll Brothers Inc.             com 889478103  884      19800  SH        SOLE           19800
Tractor Supply Company         com 892356106  319       7000  SH        SOLE           7000
Transocean Inc.                com G90078109 3592      58600  SH        SOLE           58600
TVI Corporation                com 872916101 3000     750000  SH        SOLE           750000
Unico American Corporation     com 904607108 4869     517945  SH        SOLE           517945
United Bankshares,Inc.         com 909907107  524      15000  SH        SOLE           15000
Washington Real Estate
  Investment Trust             com 939653101  858      27600  SH        SOLE           27600
Waters Corporation             com 941848103 4426     106400  SH        SOLE           106400
Weyco Group, Inc.              com 962149100  780      40000  SH        SOLE           40000
XTO Energy Inc.                com 98385x106 4838     106762  SH        SOLE           106762
Young Innovations, Inc.        com 987520103 1135      30000  SH        SOLE           30000
Zebra Technologies Corporation com 989207105 2631      67300  SH        SOLE           67300